Contents of Significant Accounts - Amortization Amounts of Intangible Assets (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating costs [member]
Disclosure Of Intangible Assets [Line Items]
Amortization amounts of intangible assets	$ 1,144,960	$ 1,329,850
Operating expenses [member]
Disclosure Of Intangible Assets [Line Items]
Amortization amounts of intangible assets	$ 1,410,650	$ 1,359,750